EQUITY-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF SHARE-BASED PAYMENT AWARD STOCK OPTIONS VALUATION ASSUMPTIONS

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the options granted:

	Nine Months Ended September 30,
	2024	2023
Expected term	5.0 years	5.0 years
Risk-free interest rate	4.08%	3.65%

Dividend yield	0.00%	0.00%
Volatility	54.79%	50.26%

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the options granted:

Year Ended December 31,
2023
Expected term	5.39 years
Risk-free interest rate	3.81%
Dividend yield	0.00%
Volatility	50.42%

SCHEDULE OF OPTION ACTIVITY

A summary of option activity for the nine months ended September 30, 2024 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2023	2,430,900	$4.19	$-	-
Granted	108,040	$8.10	$4.18	-
Forfeited	(1,104,710)	$3.75	$-	-
Exercised	(47,830)	$0.38	$-	-
Outstanding as of September 30, 2024	1,386,400	$4.90	$2.58	8.59
Vested and expected to vest as of September 30, 2024	1,386,400	$4.90	$2.58	8.59
Exercisable as of September 30, 2024	884,634	$4.38	$2.23	8.51

A summary of option activity for the years ended December 31, 2023 and 2022 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2022	270,100	$0.37	$0.22	8.75
Granted	2,239,129	$4.55	$2.30
Forfeited	(10,804)	$3.70
Exercised	(67,525)	$0.37
Outstanding as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Vested and expected to vest as of December 31, 2023	2,430,900	$4.19	$2.11	9.23
Exercisable as of December 31, 2023	1,602,762	$3.70	$1.81	9.15

SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES

The following table provides the estimates included in the inputs to the Black-Scholes pricing model for the AFG and compensatory warrants granted:

	Nine Months Ended September 30,
	2024	2023
Expected term	3 years	10 years
Risk-free interest rate	4.46%	3.53%
Dividend yield	0.00%	0.00%
Volatility	55.14%	47.44%

The following table provides the weighted average assumptions included in the Black-Scholes Merton pricing model for the warrants granted:

Year Ended December 31,
2023
Expected term	10 years
Risk-free interest rate	3.53%
Dividend yield	0.00%
Volatility	47.44%

SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO OPTIONS AND WARRANTS

The Company has recorded stock-based compensation related to its options and warrants in the accompanying unaudited condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
General and administrative	$279,395	$420,856	$772,831	$4,705,324
Research and development	15,259	22,475	220,413	22,475
	$294,654	$443,331	$993,244	$4,727,799

The Company has recorded stock-based compensation related to its options and warrants in the accompanying statements of operations as follows:

	Year Ended December 31,
	2023	2022
General and administrative	$4,846,867	$18,750
Research and development	31,788	-
	$4,878,655	$18,750

SCHEDULE OF SHARE-BASED PAYMENT ARRANGEMENT, RESTRICTED STOCK AND RESTRICTED STOCK UNIT

The following table summarizes activity related to restricted share awards:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2024	-	$-
Granted	417,376	$1.41
Vested	(417,376)	$1.41
Nonvested at September 30, 2024	-	$-